Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks, reserve requirements	$ 8,918	$ 7,472
Shareholders' equity:
Series A preferred stock, stated value (in dollars per share)	$ 1,000	$ 1,000
Series A preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Series A preferred stock, shares issued (in shares)	0	0
Series A preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.00	$ 0.00
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	5,995,256	5,995,256
Common stock, shares outstanding (in shares)	5,995,256	5,995,256